Notes to the Consolidated Statements of Changes in Equity - EUR (€) € in Millions	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021		Sep. 30, 2020
Notes to the Consolidated Statement of Changes in Equity [Abstract]
Notes to the Consolidated Statements of Changes in Equity
8. Notes to the Consolidated Statements of Changes in Equity
Capital reorganization
On December 14, 2021, the Group closed the previously announced Business Combination pursuant to the Business Combination Agreement, dated June 10, 2021, by and among Yucaipa Acquisition Corporation (“Yucaipa”), SIGNA Sports United GmbH (“SSU GmbH”), SIGNA Sports United N.V. (formerly known as SIGNA Sports United B.V.), (“SSU N.V.”), Olympics I Merger Sub, LLC (“Merger Sub”) and SIGNA International Sports Holding GmbH (the “Yucaipa Merger”).
Therefore, the Group raised an additional €402.7 million in equity proceeds through a private placement of ordinary shares with existing shareholders of SSU GmbH, Yucaipa and other new investors (“PIPE Financing”). The PIPE Financing is treated as a capital contribution, which resulted in increases of €11.6 million and €391.1 million to share capital and capital reserve, respectively. Both the Yucaipa Merger and PIPE Financing closed on December 14, 2021. Upon consummation of the transactions, SSU N.V. became a publicly traded corporation at the New York Stock Exchange under the ticker SSU. The SSU Warrants are traded under the ticker SSU.WS. SSU N.V. incurred incremental transaction costs directly attributable to the issuance of new shares to Yucaipa shareholders and the PIPE Financing of €5.9 million, which it netted against the equity proceeds as a reduction in capital reserve. For further information see Note 3.
Conversion of convertible loan
During the financial year ended September 30, 2021 the following conversions of the loan into ordinary shares took place:

By conversion notices dated in June 2021 all five convertible loan lenders exercised their conversion rights of the convertible loan agreements and declared to SSU GmbH the conversion of the convertible loans into new shares of SSU GmbH.

As a result of the conversion: The carrying amount of the loan component in the amount of €75.4 million was reclassified to capital reserve and share capital (see below). The original equity component in the amount of €3.1 million continues to be recognized as share capital.
Furthermore, on September 28, 2021, the shareholders’ meeting of SSU GmbH resolved to increase the SSU GmbH’s capital by €1.7 million. The new shares to be issued were subscribed for by the five lenders.

Since the capital increase became effective upon entry in the Commercial Register at the Munich District Court on October 7, 2021 the amount of €1.7 million was not recognized in the share capital as of September 30, 2021, and therefore as of September 30, 2022.
Acquisition of non-controlling interests and roll-up agreements
In February 2021, the Group acquired an additional 5.11% interest in SIGNA Beteiligung I UG (haftungsbeschränkt) & Co KG, increasing its ownership from 41.83% to 46.94%. Furthermore, the Group acquired an additional 0.25% interest in SIGNA Sport Online GmbH increasing its ownership from 84.69% to 84.94%.

In the same month the Group acquired an additional 1.0% interest in Tennis-Point GmbH, increasing its ownership from 88.00% to 89.00%.

On July 17, 2018, the shareholders of SIGNA Sports United GmbH and the executives signed a roll-up agreement regarding their shares in SIGNA Beteiligung I UG (haftungsbeschränkt) & Co. KG. According to this agreement, the limited partnership should cease in case of an IPO of SIGNA Sports United GmbH and the shares should be exchanged into shares in the listed SIGNA Sports United Group. This roll-up agreement was renewed and modified in some parts on September 14, 2020. In particular, the roll-up shall now also apply in case of an indirect IPO of SIGNA Sports United GmbH via a special acquisition company. Further, the executives were granted the right to immediately exercise their D1-Shares for an exercise price of €441.5. On January 29, 2021, the executives exercised in total 2,909 of the 3,177 D1-Shares.

By way of agreements dated May 17, 2021, among others, SSU GmbH , SIGNA International Sports Holding GmbH (SISH) and the SIGNA Sports Online GmbH (SSO)-minority shareholders have agreed, that, in connection with the transactions contemplated by the Business Combination Agreement by and among Yucaipa Acquisition Corporation, SIGNA Sports United GmbH, SIGNA Sports United B.V., Olympics Merger Sub, LLC and SIGNA International Sports Holding GmbH, dated June 10, 2021, as amended (DE-SPAC Transaction), the SSO-minority shareholders shall transfer by way of contribution in kind their respective shares directly or indirectly held in SIGNA Sport Online GmbH to the SSU GmbH against creation and subscription of new shares in SSU . GmbH. SSU GmbH is already the majority shareholder of SIGNA Sport Online GmbH. The contribution took place on September 29, 2021.
SSU GmbH as well as the executives (refer to Note 7.12) also hold interests as limited partners (Kommanditisten) in BTG KG, which in turn is a shareholder of SIGNA Sport Online GmbH. In connection with the DE-SPAC transaction and immediately prior to the aforementioned contribution in kind to the SSU by transfer of the shares in SIGNA Sport Online GmbH, BTG KG shall be dissolved and the shares held by it in SIGNA Sport Online GmbH shall be transferred by way of de facto-splitting to the limited partners (Kommanditisten) of BTG KG in accordance with the dissolution and transfer agreements.

By way of agreement dated June 8, 2021, among others, SSU GmbH, SISH and Rochon Holding have agreed, that, in connection with the transaction, Rochon Holding shall transfer by way of contribution in kind its shares held in SIGNA Sport Online GmbH to the SSU GmbH against creation and subscription of new shares in SSU GmbH.

By way of agreement dated June 7, 2021, among others, SSU GmbH, SISH and the founder of Tennis-Point have agreed, that, in connection with the transaction, the founder shall transfer by way of contribution in kind his shares held in Tennis-Point GmbH to SSU GmbH against creation and subscription of new shares in SSU GmbH. SSU GmbH is already the majority shareholder of Tennis-Point GmbH.

By way of agreement dated June 7, 2021, among others, SSU GmbH, SISH and the founder of SIGNA AppVentures have agreed, that, in connection with the transaction, the founder shall transfer by way of contribution in kind his shares held in SIGNA AppVentures GmbH to SSU GmbH against creation and subscription of new shares in SSU GmbH. SSU GmbH is already the majority shareholder of SIGNA AppVentures GmbH.

Thus, the shareholders intend to further increase the share capital of SSU GmbH by additional total €2.0 million by way of a capital increase in kind against contribution of the shares held by the minority shareholders in the portfolio companies.

Since the capital increase became effective upon entry in the Commercial Register at the Munich District Court on October 7, 2021 the amount of €2.0 million was not recognized in the share capital as of September 30, 2021, and therefore as of September 30, 2022.

Transaction cost in the amount of €1.2 million were capitalized and deducted from the equity.
The following table summarizes the effect of changes in the Group’s ownership interests:

EUR million	September 30, 2021
Carrying amount of non-controlling interest acquired	24.4
Consideration transferred	122.8
Thereof paid in cash	4.7
A decrease in equity attributable to owners of the Group	98.4

Other tax effects for reconciliation between accounting profit and tax expense (income)	€ 0.3	€ (0.2)		€ (0.5)
Total	26.6	(1.6)	[1]	1.9
Tax effect of expense not deductible in determining taxable profit (tax loss)	(145.8)	(0.5)		(0.4)
Adjustments for current tax of prior periods	1.6	(0.0)		(0.1)
Non-taxable income	€ 132.4	€ 0.0		€ 0.0

[1]	The comparative numbers have been re-presented as a result of the discontinued operations. Refer to Note 11- Discontinued operations.